Investment securities - Allowance for credit loss (Details 7) SFr in Millions	Dec. 31, 2023 CHF (SFr)
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Debt Securities, Available-for-sale, Allowance for Credit Loss, Beginning Balance	SFr (0)
Debt Securities, Available-for-sale, Allowance for Credit Loss, Ending Balance	(0)
Corporate debt securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Debt Securities, Available-for-sale, Allowance for Credit Loss, Beginning Balance	(0)
Debt Securities, Available-for-sale, Allowance for Credit Loss, Ending Balance	SFr (0)